N-6	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	PIA VARIABLE LIFE ACCOUNT I
Entity Central Index Key	0001910169
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you fully surrender your Policy within 15 years following your purchase of the Policy, you may be assessed a surrender charge of up to 5.404% of your Specified Amount.

For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a surrender charge of up to
$27,020.

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Transaction Charges
In addition to the surrender charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee. A surrender charge will also be deducted if you decrease the Specified Amount of the life insurance death benefit in the first five policy years.

We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges.

We may also impose charges if you exercise certain rider benefits.

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis). Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain rider charges (for supplemental benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Per Policy Expense Charge, the Mortality and Expense Risk Asset Charge, loan interest, and certain other rider charges. Please refer to the Policy Specifications Page for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Funds, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2024.

Funds’ Total Annual Operating Expenses (expenses that are deducted from Fund assets)
Annual Fee	Minimum	Maximum
Variable Investment Options (Fund fees and expenses)	0.11%	0.34%
For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Charges for Early Withdrawals [Text Block]	If you fully surrender your Policy within 15 years following your purchase of the Policy, you may be assessed a surrender charge of up to 5.404% of your Specified Amount.For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a surrender charge of up to$27,020.For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?
Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.404%
Surrender Charge Example Maximum [Dollars]	$ 27,020
Transaction Charges [Text Block]	In addition to the surrender charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee. A surrender charge will also be deducted if you decrease the Specified Amount of the life insurance death benefit in the first five policy years.We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges.We may also impose charges if you exercise certain rider benefits.For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis). Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain rider charges (for supplemental benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Per Policy Expense Charge, the Mortality and Expense Risk Asset Charge, loan interest, and certain other rider charges. Please refer to the Policy Specifications Page for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Funds, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2024.

Funds’ Total Annual Operating Expenses (expenses that are deducted from Fund assets)
Annual Fee	Minimum	Maximum
Variable Investment Options (Fund fees and expenses)	0.11%	0.34%
For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.34%
Risks [Table Text Block]

RISKS
Risk of Loss
You can lose money by investing in this Policy, including loss of your premiums (principal).

For more detailed information, see Summary of Principal Risks of Investing in the Policy; What is the Value of My Policy?

Not a Short‑Term Investment
This Policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The Policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the surrender charge and less any outstanding policy loan).

For more detailed information, see Summary of Principal Risks of Investing in the Policy.

Risks Associated with Investment Options
•  An investment in this Policy is subject to the risk of poor investment performance of the Funds you choose, and the value of an investment can vary depending on the investment performance of the Funds.

•  Each investment option (the Funds and the Fixed Accounts) has its own unique risks. The performance of the Funds will vary, and some are riskier than others.

•  A discussion of the risks of allocating your premiums or Policy Value to one or more Funds can be found in the prospectuses for the Funds. You should review the prospectuses for the Funds before making an investment decision.

•  Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account.

For more detailed information, see Summary of Principal Risks of Investing in the Policy; Appendix A — Funds Available Under the Policy; Appendix B — Fixed Account Options.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company including:

•  Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options) are subject to the claims-paying ability and financial strength of the Company.

•  There are risks relating to the Company’s administration of the Policy, including, among others, cybersecurity and infectious disease outbreak risks.

•  If the Company experiences financial distress, it may not be able to meet its obligations to you.

•  More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.

For more detailed information, see The Penn Insurance and Annuity Company; Financial Statements; Summary of Principal Risks of Investing in the Policy — Insurance Company Risks; Other Information.

Policy Lapse
Your Policy can lapse even if you pay all of the planned premiums on time.

•  When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You will also lose the principal invested.

•  A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).

•  The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.

•  A Policy lapse may have tax consequences.

•  If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.

The No‑Lapse Guarantee Rider can prevent the Policy from lapsing if the No‑Lapse Guarantee Rider Requirement is satisfied.

For more detailed information, see Summary of Principal Risks of Investing in the Policy; What Payments Must I Make Under the Policy? — Lapse and Reinstatement; What Are the Supplemental Riders and Benefits That Are Available? — No‑Lapse Guarantee Rider.

Investment Restrictions [Text Block]	• You can allocate your Net Premiums to Variable Investment Options (that invest in the Funds) or Fixed Account Options.• The minimum amount that you can transfer generally is $25.• If less than the full amount held under an Investment Option is transferred, the amount remaining in the Investment Option must be at least $25.• The maximum amount that you can transfer out of the Traditional Fixed Account in any policy year is the greatest of (a) 25% of the amount in the Traditional Fixed Account at the previous policy anniversary, (b) $5,000, or (c) the total amount transferred out of that account in the previous policy year.• The amount that may be transferred excludes any amount held in the Policy loan account.• The Company reserves the right to remove or substitute any of the Funds as Investment Options that are available under the Policy.• In addition, we may limit your ability to make transfers involving the Variable Investment Options if it is believed that a transfer may disadvantage or potentially harm or hurt the rights or interests of other policy owners.• We will also reject or reverse a transfer request if for any reason any of the Funds do not accept the purchase of its shares.For more detailed information, see How Are Amounts Credited to the Variable Investment Options of the Separate Account?; How Can I Change the Policy’s Investment Allocations?
Optional Benefit Restrictions [Text Block]	• We may impose restrictions and limitations on your choice of Investment Options in order to keep the No‑Lapse Guarantee Rider in effect, but we currently do not enforce any such restrictions.• A change in the Specified Amount; the addition, deletion, or change of any riders; or a change in the insured’s rate class may impact the No‑Lapse Guarantee rider, and may require the payment of additional premiums to maintain the rider’s guarantee.• We may stop offering an optional benefit at any time.For more detailed information, see What Are the Supplemental Riders and Benefits That Are Available?
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.• If you purchase the Policy through a tax‑qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.• Earnings on your Policy (if any) are taxed when you withdraw them (or if a Policy loan is not repaid), at ordinary income tax rates, and may be subject to a tax penalty before age 59 1⁄2.For more detailed information, see Summary of Principal Risks of Investing in the Policy — Taxes and Tax Risks; How Is the Policy Treated Under Federal Income Tax Law?
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and the Company may share the revenue it earns on this Policy with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else.)For these reasons, these investment professionals may have a financial incentive to recommend this Policy over another policy or investment.For more detailed information, see Distribution Arrangements.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing policy.For more detailed information, see What Payments Must I Make Under the Policy? — Tax‑Free “Section 1035” Insurance Policy Exchanges.
Item 4. Fee Table [Text Block]
TABLE OF FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy or making withdrawals. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected. (See What Are the Fees and Charges Under the Policy? in this Prospectus for additional information.)
The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the Policy, make a withdrawal, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Percent of Premium Charge	When a premium is paid.	Maximum Charge: 10% of each premium payment[1]

Surrender Charge[2]

Guaranteed Maximum Charges	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	Maximum of $54.04 to minimum of $12.27 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Surrender Charge for a representative non‑tobacco male insured, age 45 in the first policy year

Maximum Charge	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	$25.67 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.0% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00 Current Charge $0.00[4]

Accelerated Death Benefit Rider	When benefit is exercised.
One time charge of 12 months’ worth of policy charges on the accelerated amount, plus
12 months’ worth of interest charges on the accelerated amount. The interest rate will be the greater of (a) the current 90‑day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.

1	The percent of premium charge imposed is currently reduced to 6% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
2
The actual maximum surrender charge will equal the surrender charge premium multiplied by the appropriate surrender factor. The surrender factor is equal to 100% in the first policy year and grades to 0% in the 16th year. The surrender charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest surrender charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the surrender charge under a Policy issued to an individual who is representative of individuals we insure. The surrender charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your surrender charge premium. More detailed information concerning your surrender charge is available from our administrative offices upon request. For additional information on the surrender charges, see What Are the Fees and Charges Under the Policy? — Surrender Charge in this Prospectus.
3	The maximum amount reflects the charge that may be assessed in the first policy year.
4
No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy. The charges do not include fees and expenses incurred by the Funds that serve as Investment Options under the Policy.

Periodic Charges Under the Policy Other Than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Base Contract Charges:

Cost of Insurance Charges[5]:

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $47.9167 to minimum of $0.0053 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.1525 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0376 per $1,000 of Net Amount at Risk.

Expense charge per $1,000 of Specified Amount[6]

Maximum Charge	Monthly, for the first 240 months after the policy date	The charges range from a maximum of $2.40 per $1,000 of Specified Amount of insurance, to a minimum of $0.09 per $1,000 of Specified Amount of insurance.

Current Charge	Monthly, for the first 120 months after the Policy date	The charges range from a maximum of $0.92 per $1,000 of Specified Amount of insurance, to a minimum pf $0.09 per $1,000 of Specified Amount of insurance.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.53 per $1,000 of initial Specified Amount of insurance.

Current Charge	Monthly	$0.30 per $1,000 of initial Specified Amount of insurance

Periodic Charges Under the Policy Other Than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Mortality and Expense Risk Asset

Charge Maximum Charge	Monthly	0.10% monthly (annual rate of 1.25%) of Policy Value allocated to the Separate Account

Current Charge	Monthly	0.10% monthly (annual rate of 1.25%) in policy years 1 – 10 and 0.02% monthly (annual rate of 0.25%) in policy years 11+ of the Policy Value allocated to the Separate Account

Per Policy Expense Charge	Monthly	Guaranteed Maximum $10.00 Current Charge $8.00

Optional Benefit Charges:

Policy Loans[7]

Net Interest Charge[8]	End of each policy year.

Maximum (Guaranteed) Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.50% (after credit from interest paid on collateral held in policy loan account).[9]

Current Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in policy loan account)

Accidental Death Benefit Rider:

Cost of Insurance Charges[10]

Current and Maximum Charges	Monthly	Maximum of $0.1108 to minimum of $0.0533, per $1,000 of accidental death benefit.

First year charge for a representative non‑tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Children’s Term Insurance Rider:

Cost of Insurance Charges

Maximum Charge	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

Current Charge	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Periodic Charges Under the Policy Other Than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Disability Waiver of Monthly Deductions Rider:

Cost of Insurance Charges[10]

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges		Maximum of $0.3192 to minimum of $0.0092 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45	Monthly

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

Additional Charge if Children’s Term and Disability Waiver riders are both elected

Maximum Charge	Monthly	$0.0408 per $1,000 of children’s term insurance benefit

Current Charge	Monthly	$0.0050 to $0.0242 per $1,000 of children’s term insurance benefit
5
The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this Prospectus.

6
The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this Prospectus.

7
You may borrow up to 95% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account on a pro‑rata basis and is transferred to a policy loan account, as collateral for the loan. See What Is a Policy Loan? in this Prospectus and Appendix B for additional information about policy loans.

8	Net Interest Charge for a Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan account.
9
The policy loan account is guaranteed to earn interest at 5.00% during the first ten policy years and 5.50% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.00% and 0.50% thereafter. The policy loan account currently earns interest at 5.00% during the first 10 policy years and 5.75% thereafter. On a current basis, the Net Interest Charge during the first 10 policy years is 1.00% and 0.25% thereafter.

10
The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum cost of insurance charge for the Rider applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Riders and Benefits That Are Available? in this Prospectus.

Funds’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses deducted from Fund assets. Fund expenses may be higher or lower in the future. You may pay these expenses periodically during the time that your Policy Value is invested in the Variable Investment Options. A complete list of the Funds, including information concerning each Fund’s fees and expenses, is contained in Appendix A at the back of this Prospectus.

Annual Fund Expenses[1]	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.11%	0.34%
1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2024 expenses. We have not verified the accuracy of the information provided by Funds.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the Policy, make a withdrawal, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Percent of Premium Charge	When a premium is paid.	Maximum Charge: 10% of each premium payment[1]

Surrender Charge[2]

Guaranteed Maximum Charges	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	Maximum of $54.04 to minimum of $12.27 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Surrender Charge for a representative non‑tobacco male insured, age 45 in the first policy year

Maximum Charge	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	$25.67 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.0% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00 Current Charge $0.00[4]

Accelerated Death Benefit Rider	When benefit is exercised.
One time charge of 12 months’ worth of policy charges on the accelerated amount, plus
12 months’ worth of interest charges on the accelerated amount. The interest rate will be the greater of (a) the current 90‑day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.

1	The percent of premium charge imposed is currently reduced to 6% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
2
The actual maximum surrender charge will equal the surrender charge premium multiplied by the appropriate surrender factor. The surrender factor is equal to 100% in the first policy year and grades to 0% in the 16th year. The surrender charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest surrender charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the surrender charge under a Policy issued to an individual who is representative of individuals we insure. The surrender charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your surrender charge premium. More detailed information concerning your surrender charge is available from our administrative offices upon request. For additional information on the surrender charges, see What Are the Fees and Charges Under the Policy? — Surrender Charge in this Prospectus.
3	The maximum amount reflects the charge that may be assessed in the first policy year.
4
No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year.

Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	When a premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	10.00%	[1]
Sales Load, Footnotes [Text Block]	The percent of premium charge imposed is currently reduced to 6% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
Transfer Fee, Footnotes [Text Block]	No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year.
Periodic Charges [Table Text Block]
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy. The charges do not include fees and expenses incurred by the Funds that serve as Investment Options under the Policy.

Periodic Charges Under the Policy Other Than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Base Contract Charges:

Cost of Insurance Charges[5]:

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $47.9167 to minimum of $0.0053 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.1525 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0376 per $1,000 of Net Amount at Risk.

Expense charge per $1,000 of Specified Amount[6]

Maximum Charge	Monthly, for the first 240 months after the policy date	The charges range from a maximum of $2.40 per $1,000 of Specified Amount of insurance, to a minimum of $0.09 per $1,000 of Specified Amount of insurance.

Current Charge	Monthly, for the first 120 months after the Policy date	The charges range from a maximum of $0.92 per $1,000 of Specified Amount of insurance, to a minimum pf $0.09 per $1,000 of Specified Amount of insurance.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.53 per $1,000 of initial Specified Amount of insurance.

Current Charge	Monthly	$0.30 per $1,000 of initial Specified Amount of insurance

Periodic Charges Under the Policy Other Than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Mortality and Expense Risk Asset

Charge Maximum Charge	Monthly	0.10% monthly (annual rate of 1.25%) of Policy Value allocated to the Separate Account

Current Charge	Monthly	0.10% monthly (annual rate of 1.25%) in policy years 1 – 10 and 0.02% monthly (annual rate of 0.25%) in policy years 11+ of the Policy Value allocated to the Separate Account

Per Policy Expense Charge	Monthly	Guaranteed Maximum $10.00 Current Charge $8.00

Optional Benefit Charges:

Policy Loans[7]

Net Interest Charge[8]	End of each policy year.

Maximum (Guaranteed) Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.50% (after credit from interest paid on collateral held in policy loan account).[9]

Current Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in policy loan account)

Accidental Death Benefit Rider:

Cost of Insurance Charges[10]

Current and Maximum Charges	Monthly	Maximum of $0.1108 to minimum of $0.0533, per $1,000 of accidental death benefit.

First year charge for a representative non‑tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Children’s Term Insurance Rider:

Cost of Insurance Charges

Maximum Charge	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

Current Charge	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Periodic Charges Under the Policy Other Than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Disability Waiver of Monthly Deductions Rider:

Cost of Insurance Charges[10]

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges		Maximum of $0.3192 to minimum of $0.0092 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45	Monthly

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

Additional Charge if Children’s Term and Disability Waiver riders are both elected

Maximum Charge	Monthly	$0.0408 per $1,000 of children’s term insurance benefit

Current Charge	Monthly	$0.0050 to $0.0242 per $1,000 of children’s term insurance benefit
5
The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this Prospectus.

6
The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this Prospectus.

7
You may borrow up to 95% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account on a pro‑rata basis and is transferred to a policy loan account, as collateral for the loan. See What Is a Policy Loan? in this Prospectus and Appendix B for additional information about policy loans.

8	Net Interest Charge for a Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan account.
9
The policy loan account is guaranteed to earn interest at 5.00% during the first ten policy years and 5.50% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.00% and 0.50% thereafter. The policy loan account currently earns interest at 5.00% during the first 10 policy years and 5.75% thereafter. On a current basis, the Net Interest Charge during the first 10 policy years is 1.00% and 0.25% thereafter.

10
The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum cost of insurance charge for the Rider applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Riders and Benefits That Are Available? in this Prospectus.

Insurance Cost, Description [Text Block]	Cost of Insurance Charges	[2]
Insurance Cost, Footnotes [Text Block]
5
The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this Prospectus.

6
The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this Prospectus.

Mortality Risk Fees, Description [Text Block]	Mortality and Expense Risk Asset
Optional Benefit Charge, Description [Text Block]	Optional Benefit Charges
Optional Benefit Charge, When Deducted [Text Block]	End of each policy year.
Optional Benefit Expense, Footnotes [Text Block]
7
You may borrow up to 95% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account on a pro‑rata basis and is transferred to a policy loan account, as collateral for the loan. See What Is a Policy Loan? in this Prospectus and Appendix B for additional information about policy loans.

8	Net Interest Charge for a Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan account.
9
The policy loan account is guaranteed to earn interest at 5.00% during the first ten policy years and 5.50% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.00% and 0.50% thereafter. The policy loan account currently earns interest at 5.00% during the first 10 policy years and 5.75% thereafter. On a current basis, the Net Interest Charge during the first 10 policy years is 1.00% and 0.25% thereafter.

Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses deducted from Fund assets. Fund expenses may be higher or lower in the future. You may pay these expenses periodically during the time that your Policy Value is invested in the Variable Investment Options. A complete list of the Funds, including information concerning each Fund’s fees and expenses, is contained in Appendix A at the back of this Prospectus.

Annual Fund Expenses[1]	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.11%	0.34%
1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2024 expenses. We have not verified the accuracy of the information provided by Funds.

Portfolio Company Expenses [Text Block]	Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b‑1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.11%	[3]
Portfolio Company Expenses Maximum [Percent]	0.34%	[3]
Portfolio Company Expenses, Footnotes [Text Block]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2024 expenses. We have not verified the accuracy of the information provided by Funds.
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE POLICY
Many benefits of the Protection Variable Universal Life Insurance Policy have a corresponding risk, and both benefits and risks should be considered before you purchase a Policy. More complete and detailed information about these features is provided later in this Prospectus and in the SAI.
Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in a Fund, and a comprehensive discussion of the investment risks of each of the Funds may be found in the prospectus for each of the Funds.
Each Fund has its own investment objective and investment strategy. The investment performance of each will vary, and some Funds are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Funds. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Fund carefully.
The value of your Policy may also be invested in Fixed Account Options. Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account while your Policy Value remains there.
In addition, a variable life insurance policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.
Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the No‑Lapse Guarantee Rider are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61 day grace period to make that payment. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.
The No‑Lapse Guarantee Rider can prevent Policy lapse if you meet the requirements of the rider’s guarantee. However, if you change your Specified Amount; add, remove, or change any riders; or if there is a change in the insured’s rate class, it may impact the No‑Lapse Guarantee rider, and you may be required to pay additional premiums to maintain the rider’s guarantee.
Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.
A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Variable Investment Options earn less than the interest rate credited on the Policy Loan Account, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.
Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender charges will apply during the first 15 policy years (the surrender charge period). The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including surrender charges, partial withdrawal fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Accessing Policy Value through policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.
Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See Table of Fees and Expenses above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal and state and local taxes (see Are There Other Charges That the Company Could Deduct In The Future?).
In addition, the operating expenses of the Funds are not guaranteed and may increase (or decrease). Although some Funds may have expense limitation agreements, those agreements are temporary.
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax, but may be subject to federal and state estate taxes. The section of this Prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy may not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond the policy anniversary nearest the insured’s 121st birthday; and (5) the possibility that the Internal Revenue Service (“IRS”) may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy Loan Account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policy owners. We have limitations and restrictions on transfer activity, but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policy owners. Potentially harmful transfer activity could result in reduced investment performance results for one or more Variable Investment Options, due to among other things:
•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
•	increased administrative and portfolio brokerage expenses; and/or
•	dilution of the interests of long-term investors.
A Fund may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other businesses. Our ability to pay General Account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.
Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, Policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geo‑political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with Policy transaction processing, or cause the release, modification, and/or destruction of Policy owner or business information including the securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting Policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability and privacy of Policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and antimalware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures and controls will be effective or successful.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
How Much Life Insurance Does the Policy Provide?
In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the Specified Amount of insurance. The minimum Specified Amount of insurance that you can purchase is $50,000 ($100,000 for issue ages 71 to 85). Insurance coverage under the Policy is effective on the Policy date after we accept the application, receive the initial premium payment, and all underwriting and administrative requirements have been met.
Death Benefit
When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan and any unpaid policy charges. The death benefit is the greater of (a) the Specified Amount of insurance, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
The Policy Value includes amounts in the Variable Investment Options and the Fixed Account Options.
The applicable percentages depend on the life insurance qualification test under the Code. We are currently only offering policies using the Cash Value Accumulation Test (CVAT) and the applicable percentages will vary by attained age and the insurance risk characteristics. The “applicable percentages” are shown in the Table of Death Benefit Factors in the Policy. If the investment performance of the Investment Options you have chosen is favorable, then possibly the amount of the death benefit may increase. Favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all.
Death benefits are calculated based on values as of the date of death. We will ordinarily pay the death benefit within seven days after receipt at our office of all the documents required for completion of the transaction in good order.

Can I Change Insurance Coverage Under the Policy?
You may decrease the Specified Amount of insurance, subject to the following conditions:
•	no change may be made in the first policy year;
•	no change may be made if it would cause the Policy not to qualify as life insurance under federal income tax law;
•	any decrease in the Specified Amount of insurance must be at least $10,000;
•	the Specified Amount after the decrease must be at least equal to the minimum Specified Amount under your Policy; and
•	any decrease in the Specified Amount of insurance in the first five policy years will be subject to a surrender change.
Consequences of Changing Insurance Coverage
A change in the Specified Amount may impact the No‑Lapse Guarantee Rider. As a result, additional premiums may be required on the date of change in order to maintain the guarantee under the rider. See How Is the Policy Treated Under Federal Income Tax Law? in this Prospectus for information about possible tax consequences of changing your insurance coverage under the Policy.

Item 11. Other Benefits Available (N-6) [Text Block]
In addition to the standard death benefit associated with your Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Table of Fees and Expenses.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

No‑Lapse Guarantee Rider	This ensures that your Policy will not lapse when the Net Cash Surrender Value is insufficient to cover the Monthly Deductions, as long as the No‑Lapse Guarantee Requirement is satisfied.	Standard
•  We will continue to deduct Monthly Deductions and the Policy will remain in force with a negative Policy Value.

•  We will continue to deduct loan interest and it will continue to accrue and be added to Policy Debt.

•  The No‑Lapse Guarantee Requirement depends on premiums paid and special, hypothetical No‑Lapse charges, deductions, interest rates, any policy loan, and other factors.

•  We reserve the right to impose Investment Option allocation requirements and restrictions, but we currently do not do so.

•  A change in Specified Amount; the addition, deletion, or change of any riders; or a change in the insured’s rate class may impact the rider, and may require the payment of additional premiums to maintain the rider’s guarantee.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

Accidental Death Benefit Rider	This rider provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the rider.	Optional. May be elected at any time prior to the insured’s 61st birthday.
•  We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.

•  No benefit is payable unless the accidental bodily injury was sustained after the policy anniversary nearest to the insured’s 1st birthday. and prior to the policy anniversary nearest to the insured’s 70th birthday.

•  Certain exclusions apply, including death resulting directly or indirectly from risky activities (such as bungee jumping and skydiving), disease, infection, intoxication, illegal drugs, crimes, illegal occupation, suicide, etc.

Children’s Term Insurance Rider	Provides term insurance on one or more children of the insured.	Optional. May be elected at any time.	• Insured children must be at least 15 days and no more than 23 years old.

Disability Waiver of Monthly Deductions Rider	Provides a waiver of the Monthly Deductions upon total disability of the insured. Also waives the No‑Lapse Monthly Deductions for the No‑Lapse Guarantee Rider.	Optional. May be elected at any time prior to the insured’s 56th birthday.
•  Rider terminates on the policy anniversary nearest to the insured’s 65th birthday.

•  Total disability means that due to bodily injury or disease, the insured is unable to perform substantial and material duties of his/her job for the first 24 months (or after the first 24 months, any other job they could reasonably be expected to perform in light of his/ her education, training, experience, and other factors).

•  Requires proof or certification of total disability (and may require periodic medical examinations).

•  Certain exclusions apply, including disability related to attempted suicide, war, riot, criminal or illegal activity, use of drugs, intoxication, etc.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

Accelerated Death Benefit Rider	Provides access to a portion of the death benefit while the insured is living, if the insured has a life expectancy of 12 months or less.	Standard for Policies with a Specified Amount greater than $50,000.
•  Minimum payment is $10,000.

•  Maximum payment is the lesser of $250,000 or 50% of the total death benefit amount.

•  A payment under this rider will reduce your policy’s death benefit.

•  Requires diagnosis of terminal illness and life expectancy by licensed physician (not the insured, owner, beneficiary, or a relative of any of them).

Chronic Illness Accelerated Benefit Rider	Provides access to a portion of the death benefit while the insured is living, if the insured is certified with a Chronic Illness.	Standard for Policies with a Specified Amount greater than $50,000 and a maximum amount of $10,000,000r as long as the insured meets our underwriting requirements.
•  Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.

•  Limits apply to the Accelerated Benefit Payments.

•  Chronic Illness is defined in the rider (based on inability to perform specified activities of daily living, or severe cognitive impairment).

•  In certain circumstances, a payment under this rider may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.

•  Chronic illness must be certified by a licensed health care professional (not the insured, owner, or beneficiary or a relative of any of them).

•  Upon each Accelerated Benefit Payment, the death benefit will be reduced by an amount greater than the payment amount.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

Fixed Dollar Cost Averaging Account	Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options you select.	Optional.	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account. • Does not guarantee a profit or prevent a loss.

Asset Rebalancing	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.	Optional.	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss.

Item 18. Portfolio Companies (N-6) [Text Block]
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/performance-and-rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or sending an email request to FundOperations@pennmutual.com.
The current expenses and investment performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and investment performance would be lower if these other charges were included. Each Fund’s past investment performance is not necessarily an indication of future investment performance.

FUND TYPE	FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Vanguard Variable Insurance Fund
Domestic Large Blend	Equity Index Portfolio	0.14%	24.84%	14.36%	12.95%
	The Vanguard Group, Inc. (Adviser)
Domestic Large Blend	Total Stock Market Index Portfolio	0.13%	23.71%	13.67%	12.37%
	The Vanguard Group, Inc. (Adviser)
Intermediate- Term Bond	Global Bond Index Portfolio	0.13%	2.03%	-0.23%	1.04%[1]
	The Vanguard Group, Inc. (Adviser)
Domestic Mid Blend	Mid‑Cap Index Portfolio	0.17%	15.08%	9.70%	9.41%
	The Vanguard Group, Inc. (Adviser)
Moderate Allocation	Moderate Allocation Portfolio	0.13%	10.32%	6.06%	6.52%
	The Vanguard Group, Inc. (Adviser)
Intermediate- Term Bond	Total Bond Market Index Portfolio	0.14%	1.24%	-0.39%	1.25%
	The Vanguard Group, Inc. (Adviser)
International Large Blend	Total International Stock Market Index Portfolio	0.11%	5.06%	4.23%	4.19%[1]
	The Vanguard Group, Inc. (Adviser)
Conservative Allocation	Conservative Allocation Portfolio	0.13%	7.49%	4.04%	4.90%
	The Vanguard Group, Inc. (Adviser)
Moderate Allocation	Balanced Portfolio	0.20%	14.80%	8.18%	8.37%
	Wellington Management Company LLP (Adviser)

1	Since inception (9/7/2017).

FUND TYPE	FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Domestic Large Growth	Capital Growth Portfolio	0.34%	13.41%	11.86%	12.37%
	PRIMECAP Management Company (Adviser)
Domestic Large Value	Diversified Value Portfolio	0.28%	14.89%	12.24%	9.76%
	Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC (Adviser)
Domestic Large Value	Equity Income Portfolio	0.29%	15.12%	9.85%	9.89%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)
Domestic Large Growth	Growth Portfolio	0.34%	33.14%	15.96%	14.67%
	Wellington Management Company LLP (Adviser)
High Yield Bond	High Yield Bond Portfolio	0.24%	6.30%	3.37%	4.53%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)
International Large Growth	International Portfolio	0.31%	9.01%	6.27%	8.40%
	Baillie Gifford Overseas Ltd. (Adviser) Schroder Investment Management North America Inc. (Adviser)
Real Estate	Real Estate Index Portfolio	0.26%	4.74%	2.84%	4.99%
	The Vanguard Group, Inc. (Adviser)
Domestic Small Growth	Small Company Growth Portfolio	0.29%	11.38%	6.96%	8.66%
	ArrowMark Colorado Holdings, LLC (Adviser) The Vanguard Group, Inc. (Adviser)

Prospectuses Available [Text Block]
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/performance-and-rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or sending an email request to FundOperations@pennmutual.com.

Portfolio Companies [Table Text Block]
The current expenses and investment performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and investment performance would be lower if these other charges were included. Each Fund’s past investment performance is not necessarily an indication of future investment performance.

FUND TYPE	FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Vanguard Variable Insurance Fund
Domestic Large Blend	Equity Index Portfolio	0.14%	24.84%	14.36%	12.95%
	The Vanguard Group, Inc. (Adviser)
Domestic Large Blend	Total Stock Market Index Portfolio	0.13%	23.71%	13.67%	12.37%
	The Vanguard Group, Inc. (Adviser)
Intermediate- Term Bond	Global Bond Index Portfolio	0.13%	2.03%	-0.23%	1.04%[1]
	The Vanguard Group, Inc. (Adviser)
Domestic Mid Blend	Mid‑Cap Index Portfolio	0.17%	15.08%	9.70%	9.41%
	The Vanguard Group, Inc. (Adviser)
Moderate Allocation	Moderate Allocation Portfolio	0.13%	10.32%	6.06%	6.52%
	The Vanguard Group, Inc. (Adviser)
Intermediate- Term Bond	Total Bond Market Index Portfolio	0.14%	1.24%	-0.39%	1.25%
	The Vanguard Group, Inc. (Adviser)
International Large Blend	Total International Stock Market Index Portfolio	0.11%	5.06%	4.23%	4.19%[1]
	The Vanguard Group, Inc. (Adviser)
Conservative Allocation	Conservative Allocation Portfolio	0.13%	7.49%	4.04%	4.90%
	The Vanguard Group, Inc. (Adviser)
Moderate Allocation	Balanced Portfolio	0.20%	14.80%	8.18%	8.37%
	Wellington Management Company LLP (Adviser)

1	Since inception (9/7/2017).

FUND TYPE	FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Domestic Large Growth	Capital Growth Portfolio	0.34%	13.41%	11.86%	12.37%
	PRIMECAP Management Company (Adviser)
Domestic Large Value	Diversified Value Portfolio	0.28%	14.89%	12.24%	9.76%
	Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC (Adviser)
Domestic Large Value	Equity Income Portfolio	0.29%	15.12%	9.85%	9.89%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)
Domestic Large Growth	Growth Portfolio	0.34%	33.14%	15.96%	14.67%
	Wellington Management Company LLP (Adviser)
High Yield Bond	High Yield Bond Portfolio	0.24%	6.30%	3.37%	4.53%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)
International Large Growth	International Portfolio	0.31%	9.01%	6.27%	8.40%
	Baillie Gifford Overseas Ltd. (Adviser) Schroder Investment Management North America Inc. (Adviser)
Real Estate	Real Estate Index Portfolio	0.26%	4.74%	2.84%	4.99%
	The Vanguard Group, Inc. (Adviser)
Domestic Small Growth	Small Company Growth Portfolio	0.29%	11.38%	6.96%	8.66%
	ArrowMark Colorado Holdings, LLC (Adviser) The Vanguard Group, Inc. (Adviser)

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in a Fund, and a comprehensive discussion of the investment risks of each of the Funds may be found in the prospectus for each of the Funds.
Each Fund has its own investment objective and investment strategy. The investment performance of each will vary, and some Funds are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Funds. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Fund carefully.
The value of your Policy may also be invested in Fixed Account Options. Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account while your Policy Value remains there.
In addition, a variable life insurance policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.

Risk of Lapse [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the No‑Lapse Guarantee Rider are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61 day grace period to make that payment. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.
The No‑Lapse Guarantee Rider can prevent Policy lapse if you meet the requirements of the rider’s guarantee. However, if you change your Specified Amount; add, remove, or change any riders; or if there is a change in the insured’s rate class, it may impact the No‑Lapse Guarantee rider, and you may be required to pay additional premiums to maintain the rider’s guarantee.

Policy Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]
Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.
A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Variable Investment Options earn less than the interest rate credited on the Policy Loan Account, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.

Risk of an Increase in Fees and Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See Table of Fees and Expenses above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal and state and local taxes (see Are There Other Charges That the Company Could Deduct In The Future?).
In addition, the operating expenses of the Funds are not guaranteed and may increase (or decrease). Although some Funds may have expense limitation agreements, those agreements are temporary.

Taxes and Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax, but may be subject to federal and state estate taxes. The section of this Prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy may not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond the policy anniversary nearest the insured’s 121st birthday; and (5) the possibility that the Internal Revenue Service (“IRS”) may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy Loan Account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.

Potentially Harmful Transfer Activity [Member]
Prospectus:
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policy owners. We have limitations and restrictions on transfer activity, but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policy owners. Potentially harmful transfer activity could result in reduced investment performance results for one or more Variable Investment Options, due to among other things:
•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
•	increased administrative and portfolio brokerage expenses; and/or
•	dilution of the interests of long-term investors.
A Fund may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Insurance Company Risks [Member]
Prospectus:
Principal Risk [Text Block]
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other businesses. Our ability to pay General Account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Information Systems Technology Disruption and Cybersecurity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, Policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geo‑political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with Policy transaction processing, or cause the release, modification, and/or destruction of Policy owner or business information including the securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting Policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability and privacy of Policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and antimalware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures and controls will be effective or successful.

Liquidity Risk Limitations on Access to Policy Value [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender charges will apply during the first 15 policy years (the surrender charge period). The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including surrender charges, partial withdrawal fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Accessing Policy Value through policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy, including loss of your premiums (principal).For more detailed information, see Summary of Principal Risks of Investing in the Policy; What is the Value of My Policy?
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.The Policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the surrender charge and less any outstanding policy loan).For more detailed information, see Summary of Principal Risks of Investing in the Policy.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• An investment in this Policy is subject to the risk of poor investment performance of the Funds you choose, and the value of an investment can vary depending on the investment performance of the Funds.• Each investment option (the Funds and the Fixed Accounts) has its own unique risks. The performance of the Funds will vary, and some are riskier than others.• A discussion of the risks of allocating your premiums or Policy Value to one or more Funds can be found in the prospectuses for the Funds. You should review the prospectuses for the Funds before making an investment decision.• Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account.For more detailed information, see Summary of Principal Risks of Investing in the Policy; Appendix A — Funds Available Under the Policy; Appendix B — Fixed Account Options.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Policy is subject to the risks related to the Company including:• Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options) are subject to the claims-paying ability and financial strength of the Company.• There are risks relating to the Company’s administration of the Policy, including, among others, cybersecurity and infectious disease outbreak risks.• If the Company experiences financial distress, it may not be able to meet its obligations to you.• More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.For more detailed information, see The Penn Insurance and Annuity Company; Financial Statements; Summary of Principal Risks of Investing in the Policy — Insurance Company Risks; Other Information.
Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Your Policy can lapse even if you pay all of the planned premiums on time.• When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You will also lose the principal invested.• A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).• The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.• A Policy lapse may have tax consequences.• If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.The No‑Lapse Guarantee Rider can prevent the Policy from lapsing if the No‑Lapse Guarantee Rider Requirement is satisfied.For more detailed information, see Summary of Principal Risks of Investing in the Policy; What Payments Must I Make Under the Policy? — Lapse and Reinstatement; What Are the Supplemental Riders and Benefits That Are Available? — No‑Lapse Guarantee Rider.
Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equity Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Global Bond Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.04%	[4]
Mid Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Mid‑Cap Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Mid Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Total International Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	International Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.19%	[4]
Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Conservative Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	33.14%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	14.67%
High Yield Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
International Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Objective [Text Block]	International Large Growth
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. (Adviser) Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Small Company Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Small Growth
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC (Adviser) The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Maximum Charge Two [Member]
Prospectus:
Mortality Risk Fees, When Deducted [Text Block]	Monthly
Mortality Risk Fees (of Face Amount), Maximum [Percent]	0.10%
Current Charge Two [Member]
Prospectus:
Mortality Risk Fees, When Deducted [Text Block]	Monthly
No Lapse Guarantee Rider [Member]
Prospectus:
Name of Benefit [Text Block]	No‑Lapse Guarantee Rider
Purpose of Benefit [Text Block]	This ensures that your Policy will not lapse when the Net Cash Surrender Value is insufficient to cover the Monthly Deductions, as long as the No‑Lapse Guarantee Requirement is satisfied.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• We will continue to deduct Monthly Deductions and the Policy will remain in force with a negative Policy Value.• We will continue to deduct loan interest and it will continue to accrue and be added to Policy Debt.• The No‑Lapse Guarantee Requirement depends on premiums paid and special, hypothetical No‑Lapse charges, deductions, interest rates, any policy loan, and other factors.• We reserve the right to impose Investment Option allocation requirements and restrictions, but we currently do not do so.• A change in Specified Amount; the addition, deletion, or change of any riders; or a change in the insured’s rate class may impact the rider, and may require the payment of additional premiums to maintain the rider’s guarantee.
Benefits Description [Table Text Block]
No-Lapse Guarantee Rider
This rider is automatically included with your Policy at no additional cost. This rider prevents the lapse of the Policy when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction for the following month as long as the No-Lapse Guarantee Requirement is satisfied. The Rider may last until the Maturity Date of the Policy.
We will continue to deduct Monthly Deductions from the Policy Value while the Policy is in force under the Rider. The Policy will remain in force with a negative Policy Value if the No-Lapse Guarantee Requirement is satisfied. We will not credit interest to the negative Policy Value. The Death Benefit will not be reduced due to a negative Policy Value. Loan interest will continue to accrue and will be added to your Policy Debt.
No-Lapse Guarantee Requirement (NLG Requirement) — On each Monthly Anniversary while this Policy is in force, the NLG Requirement is satisfied if the No-Lapse Guarantee Account, less any Policy Debt, exceeds zero.
No-Lapse Guarantee Account (NLGA) — The NLGA is only used to determine whether or not the NLG Requirement is satisfied. It is a hypothetical, or “phantom” account that has no actual value. It cannot be accessed or used for withdrawals or loans, and does not impact the amount of the Net Cash Surrender Value or death benefit.
The NLGA is based on your premium payments, and special NLG policy charges band rates. The NLG rates and charges used to determine the NLGA are different from the rates and charges used to determine the actual value of your Policy. See the Additional Policy Specifications Page of your Policy for the NLG rates and charges.
Additional information regarding the NLG Rider is in the Statement of Additional Information. Allocation Requirements — in order to keep this Rider in force, we reserve the right to establish:
•	a maximum percentage of the Policy Value to be permitted in certain Variable Investment Options and/or the Fixed Account; and/or
•	a minimum percentage of the Policy Value to be required in certain Variable Investment Options.
Should we choose to enforce these restrictions, we will provide advance notice to you. Such notice will identify the restriction percentages to be applied and the Variable Investment Options and/or Fixed Account(s) impacted. We will evaluate the imposition of these restrictions on an annual basis.
Example: Assume a 45 year old male non-smoker purchases a policy with a $500,000 base coverage (Specified Amount). If in year 30 the Net Cash Surrender Value is insufficient to cover the Monthly Deduction for the next month, then the Policy stays in force if the NLGA exceeds zero.

Name of Benefit [Text Block]	No‑Lapse Guarantee Rider
Accidental Death Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[5]
Optional Benefit Expense, Maximum [Dollars]	$ 0.1108	[5]
Optional Benefit Expense, Current [Dollars]	$ 0.0533	[5]
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	This rider provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.• No benefit is payable unless the accidental bodily injury was sustained after the policy anniversary nearest to the insured’s 1st birthday. and prior to the policy anniversary nearest to the insured’s 70th birthday.• Certain exclusions apply, including death resulting directly or indirectly from risky activities (such as bungee jumping and skydiving), disease, infection, intoxication, illegal drugs, crimes, illegal occupation, suicide, etc.
Benefits Description [Table Text Block]
Accidental Death Benefit Rider
This Rider provides an additional death benefit if the insured’s death results from accidental causes as defined in the Rider. This Rider is not available for all Policies. The cost of insurance rates for this Rider are based on the age, sex and rating of the insured. You may add this Rider to your base Policy at any time prior to the insured’s 61st birthday.
The Accidental Death Benefit will be payable upon our receipt of due proof that:
(a)	the insured has died due to an accidental bodily injury that occurred while this rider was in force;
(b)	the accidental death occurred within 180 days following the date of the accidental bodily injury;
(c)	the accidental bodily injury was sustained prior to the anniversary of this policy which is nearest to the insured’s 70th birthday; and
(d)	if this rider was issued prior to the insured’s first birthday, the accidental bodily injury was sustained on or after the anniversary of this policy which is nearest to the insured’s first birthday.
Accidental bodily injury means an injury sustained by the insured which is a direct result of an accident, independent of disease or bodily or mental illness or infirmity or any other cause, and which occurs while the rider is in force.
The Accidental Death Benefit will not be payable if the death of the insured is the result, directly or indirectly, of certain types of excluded accidents, including:
•	disease or infirmity of mind or body, or medical or surgical treatment for such disease or infirmity;
•	an infection not occurring as a direct result or consequence of the accidental bodily injury;
•	the voluntary intake or use by any means of any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions;
•	intoxication as defined by the jurisdiction where the accident occurred;
•	certain risky recreational activities, including bungee jumping, rock or mountain climbing, hang gliding, and skydiving;
•	suicide, or intentionally self-inflicted injury, of the insured, while sane or insane;
•	the commission or attempted commission by the insured of a felony or other participation in an illegal occupation or activity;
•	travel or flight in or descent from an aircraft of any kind while the insured is a pilot, officer or member of the crew of the aircraft;
•	war or act of war, or other special hazards incident to service in the military, naval or air forces of any country.
Example: Assume a 45 year old male non-smoker purchases a policy with a $500,000 base coverage (Specified Amount) and purchases an additional $200,000 Accidental Death Benefit coverage. If the insured dies due to an accidental death, the total death benefit would be $700,000. If the insured dies due to natural causes (or due to an excluded activity, such as a skydiving accident), then the death benefit would be $500,000.

Name of Benefit [Text Block]	Accidental Death Benefit Rider
Childrens Term Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Insurance Rider
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term insurance on one or more children of the insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Insured children must be at least 15 days and no more than 23 years old.
Benefits Description [Table Text Block]
Children’s Term Insurance Rider
This Rider provides term insurance on one or more children of the insured of the Policy in amounts described in the Policy by paying a death benefit on the death of the child(ren) specified under the rider. Insured children must be at least 15 days and no more than 23 years old. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance.
On the anniversary of the Policy nearest the child’s twenty-third birthday, the Rider may be converted without evidence of insurability to a new life insurance policy. We allow conversion to any of our permanent life insurance policies available for sale at the time of conversion, on the Policy form and at the premium rates in use on the date of the conversion. However, the Specified Amount of the new life insurance policy may not exceed five times the amount of the Children’s Term Insurance benefit amount under the Rider.
Under the Rider, we will deduct a cost of insurance charge. The cost of insurance charge is a flat monthly charge based on the rider Specified Amount without regard to the number of children, their ages, or sex. This Rider can be elected at any time. The benefits provided by the Rider are subject to the provisions in the Rider.
Example: Assume a 45 year old male non-smoker purchases a policy with a $500,000 base coverage (Specified Amount) and purchases an additional $25,000 of Children’s Term Insurance coverage on each of two of his children. If one of the children dies, the rider would pay the Policy owner a $25,000 benefit; the Policy would continue in force.

Name of Benefit [Text Block]	Children’s Term Insurance Rider
Disability Waiver of Monthly Deductions Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Waiver of Monthly Deductions Rider
Name of Benefit [Text Block]	Disability Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	Provides a waiver of the Monthly Deductions upon total disability of the insured. Also waives theNo‑Lapse Monthly Deductions for the No‑Lapse Guarantee Rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Rider terminates on the policy anniversary nearest to the insured’s 65th birthday.• Total disability means that due to bodily injury or disease, the insured is unable to perform substantial and material duties of his/her job for the first 24 months (or after the first 24 months, any other job they could reasonably be expected to perform in light of his/ her education, training, experience, and other factors).• Requires proof or certification of total disability (and may require periodic medical examinations).• Certain exclusions apply, including disability related to attempted suicide, war, riot, criminal or illegal activity, use of drugs, intoxication, etc.
Benefits Description [Table Text Block]
Disability Waiver of Monthly Deductions Rider
This Rider provides a waiver of the Monthly Deductions from the value of the Policy Value upon total disability of the insured. Total disability means that due to bodily injury or disease, the insured is unable to perform substantial and material duties of his/her job for the first 24 months (or after the first 24 months, any other job they could reasonably be expected to perform in light of his/her education, training, experience, and other factors). Proof or certification of total disability is required before the waiver is given effect, and periodic medical examinations may be required for continuation of the waiver. Certain exclusions apply, including:
(a)	attempted suicide, or intentionally self-inflicted injury, while sane or insane;
(b)	war;
(c)	riot, insurrection or terrorist activity;
(d)	certain illegal activity;
(e)	drug use, unless prescribed by a physician and taken in accordance with the physician’s instructions;
(f)	voluntary intake or use by any means of poison, gas or fumes, unless a direct result of an occupational accident; and
(g)	intoxication.
The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, sex and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly Deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday. This Rider can be elected at any time before the insured’s fifty-sixth birthday, as long as the insured meets underwriting requirements. This Rider will terminate upon the anniversary of the Policy which is nearest to the insured’s sixty-fifth birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured which began prior to that anniversary. The benefits provided under this Rider are subject to the provisions of the Rider.
If the disability occurs before age 60, the waiver will be for as long as the disability continues. However, if the disability occurs after age 60 and before age 65, the waiver will only last until age 65 or for two years (if longer) as long as the disability continues.
This Rider also waives No-Lapse Monthly Deductions for the No-Lapse Guarantee Rider upon total disability of the insured. See No-Lapse Guarantee Rider below for descriptions of the No-Lapse Guarantee Account and the No-Lapse Monthly Deductions.
Example: Assume a 45 year old male non-smoker purchases a policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Waiver of Monthly Deductions Rider. If the insured becomes totally disabled at age 55, the Policy Monthly Deductions will be waived as long as the disability continues. (The No-Lapse Monthly Deductions will also be waived).

Name of Benefit [Text Block]	Disability Waiver of Monthly Deductions Rider
Chronic Illness Accelerated Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Chronic Illness Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the death benefit while the insured is living, if the insured is certified with a Chronic Illness.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.• Limits apply to the Accelerated Benefit Payments.• Chronic Illness is defined in the rider (based on inability to perform specified activities of daily living, or severe cognitive impairment)• In certain circumstances, a payment under this rider may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.• Chronic illness must be certified by a licensed health care professional (not the insured, owner, or beneficiary or a relative of any of them).• Upon each Accelerated Benefit Payment, the death benefit will be reduced by an amount greater than the payment amount.
Benefits Description [Table Text Block]
Chronic Illness Accelerated Benefit Rider
The Chronic Illness Accelerated Benefit Rider provides the owner access to a portion of the death benefit when the insured has been certified with a Chronic Illness by a licensed health care practitioner. The licensed health care practitioner must also certify that continuous care in an eligible facility or at home is expected to be required for the remainder of the insured’s life when the insured has a Chronic Illness. Death benefits and Policy Values will be reduced if an Accelerated Benefit is paid.
The following provisions apply:
•
The owner may request the payment of the Accelerated Benefit Payment in a single lump sum or in a series of equal payments occurring annually, semi-annually, quarterly, or monthly. The series of benefit payments will continue as scheduled, as long as the insured is certified as having a Chronic Illness at least every 12 months, until the remaining death benefit reaches the minimum allowed by the Company or the rider is terminated. No more than 12 Accelerated Benefit Payments will be paid in a 12 month period. The Accelerated Benefit Payment must first be used to repay a pro rata share of any outstanding Policy Debt.

•	The Company will limit the Accelerated Benefit Payment such that:
•	The Policy is not disqualified as life insurance according to the Code;
•
The Accelerated Benefit Payment is at least $4,800 if taken as a single lump sum, or the sum of scheduled payments for the 12 month period following the election date is at least $4,800 if taken as a series of payments;

•
The maximum total amount of Accelerated Benefit Payments in a 12 month period, for all policies or riders under which the insured is covered with the Company, will not exceed the least of 24% of the Eligible Amount, $240,000, or the annual Per Diem Limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Code.

•
The Per Diem Limitation further requires that the total aggregated benefits being received from all coverages do not exceed the IRS annual Per Diem amount, including benefits received from coverages not with the Company and reimbursements of costs for qualified long-term care services through insurance or otherwise. Accelerated Benefit Payments are determined after taking into account all other coverage and reimbursements;

•	The maximum total amount of Accelerated Benefit Payments during the life of the insured will not exceed $5,000,000; and
•	The death benefit remaining after an Accelerated Benefit Payment is not less than $50,000.
•	Chronic Illness means that the insured has been certified by a licensed health care practitioner within the last 12 months as:
•
Being unable to perform at least two activities of daily living (bathing, continence, dressing, eating, toileting, transferring) without substantial assistance from another person due to a loss of functional capacity for a period of at least 90 days (which must be consecutive, except in California); or

•
Requiring substantial supervision by another person for a period of at least 90 days (which must be consecutive, except in California) to protect the insured from threats to health and safety due to severe cognitive impairment.

•	Severe cognitive impairment means deterioration or loss in intellectual capacity that is:
a.	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and
b.	Measured by clinical evidence and standardized tests which reliably measure impairment in:
i.	Short term or long term memory;
ii.	Orientation to people, places, or time; and
iii.	Deductive or abstract reasoning.
•
For each lump sum benefit payment, or at the beginning of each 12 month period following the election date if benefit payments are scheduled in a series, the Company must receive written certification from a licensed health care practitioner that the insured has a Chronic Illness. The licensed health care practitioner may be a licensed physician, registered professional nurse, licensed social worker, or other similar health care practitioner approved by the IRS and the Company. The licensed health care practitioner shall not be the insured, owner, beneficiary, or a relative thereof. The Company reserves the right to obtain at any time an additional opinion of the insured’s condition from a licensed health care practitioner at the Company’s expense. Should this opinion differ from that of the insured’s licensed health care practitioner, eligibility for benefits will be determined by a third licensed health care practitioner who is mutually acceptable to the owner and the Company.

The Chronic Illness Accelerated Benefit Rider is automatically added to all base Policies with a Specified Amount greater than $50,000, subject to underwriting restrictions, including that the insured must be at least 20 years old. Upon each payment of accelerated benefit, the death benefit will be reduced by an amount greater than the amount of the payment, since the reduction will reflect the amount of the payment, an interest charge on the accelerated amount, and a mortality factor. The interest rate will not exceed the greater of (a) the current 90-day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.
For more information contact your financial professional or call our office.
Example: Assume a 45 year old male non-smoker purchases a policy with a $500,000 base coverage (Specified Amount) and there is no outstanding policy loan. At age 75 the insured is diagnosed as being chronically ill (by the definition in the rider), and requests to access a $50,000 accelerated benefit payment. Further assuming an Accelerated Benefit Payment Interest Rate of 3.40% and that the Death Benefit is currently equal to the Specified Amount, the Specified Amount will be reduced to $440,908.

Name of Benefit [Text Block]	Chronic Illness Accelerated Benefit Rider
Fixed Dollar Cost Averaging Account [Member]
Prospectus:
Name of Benefit [Text Block]	Fixed Dollar Cost Averaging Account
Purpose of Benefit [Text Block]	Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options you select.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account.• Does not guarantee a profit or prevent a loss.
Benefits Description [Table Text Block]
Fixed Dollar Cost Averaging Account
This program allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account (the “Fixed DCA Account”), where it is automatically re-allocated each month to one or more of the Variable Investment Options and to the Traditional Fixed Account. The minimum amount that can be allocated to the Fixed DCA Account is $600 and the amount transferred each month must be at least $25. Amounts may be allocated to the Fixed DCA Account at any time. The amount you allocate to the Fixed DCA Account will earn interest for a twelve-month period at a rate we declare monthly. We guarantee that this rate will be at least 1.0%. In addition, you are permitted to take loans on or withdraw money from the amount available in the account. The Fixed DCA Account operates on a twelve-month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account. Thereafter, on the monthly anniversary of each month during the twelve-month cycle (or the next following business day if the monthly anniversary is not a business day), an amount is transferred from the account to the Investment Options that you have selected. The Fixed DCA Account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve-month cycle or at your request. Upon termination of the Fixed DCA Account, all amounts in the account are allocated to other Investment Options based upon your instructions.
You may elect to participate in the fixed dollar cost averaging program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. No more than one dollar cost averaging program may be in effect at any one time.
Example: Assume that you were to allocate $2,400 of a premium payment into the fixed dollar cost averaging program and that you selected the transfers from the Fixed DCA Account to be allocated as 50% to the Vanguard Total Stock Market Index and 50% to the Vanguard Mid-Cap Index. Then on the next 11 monthly anniversaries, $100 would be transferred to each of the two Funds you selected. On the 12th monthly anniversary, the remaining balance in the Fixed DCA Account, including all interest earned in the Fixed DCA Account, would be transferred to the two selected Funds in equal measure.

Name of Benefit [Text Block]	Fixed Dollar Cost Averaging Account
Asset Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Requires a minimum Policy Value of $1,000.• Does not guarantee a profit or prevent a loss.
Benefits Description [Table Text Block]
Asset Rebalancing
This program automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the asset rebalancing program will periodically transfer your Policy Value among the Variable Investment Options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a Variable Investment Option with relatively higher investment performance to one with relatively lower investment performance. The minimum Policy Value to start the program is $1,000. If you also have the dollar cost averaging program in effect, the portion of your Policy Value in the dollar cost averaging accounts will not be included in the asset rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. All of the Fixed Account Options are ineligible for the asset rebalancing program.
Example: Assume that you were to request the asset rebalancing program with a 50% allocation in the Vanguard Total Stock Market Index and 50% in the Vanguard Mid-Cap Index. Also assume that at the next quarterly rebalancing date, the amounts in the Variable Account Options were $6,000 in the Vanguard Total Stock Market Index and $4,000 in the Vanguard Mid-Cap Index representing a 60%/ 40% split. At that time, $1,000 of units in the Total Stock Market Index would be sold and $1,000 of Mid-Cap Index units would be purchased to rebalance your Fund to achieve 50%/50% allocation you selected.

Name of Benefit [Text Block]	Asset Rebalancing
Additional Charge if Children s Term and Disability Waiver riders are both elected [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Additional Charge if Children’s Term and Disability Waiver riders are both elected
Guaranteed Maximum Charges [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Guaranteed Maximum Charges
Other Surrender Fees, When Deducted [Text Block]	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.
Other Surrender Fees, Maximum [Dollars]	$ 54.04	[6]
Other Surrender Fees, Minimum [Dollars]	$ 12.27	[6]
Surrender Charge For A Representative [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Surrender Charge for a representative non‑tobacco male insured, age 45 in the first policy year
Maximum Charges One [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Maximum Charge
Other Surrender Fees, When Deducted [Text Block]	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.
Other Surrender Fees, Maximum [Dollars]	$ 25.67	[6]
Insurance Cost, Maximum [Dollars]	83.33	[2]
Insurance Cost, Minimum [Dollars]	$ 0.0067	[2]
Maximum Charges One [Member] | Childrens Term Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.24
Maximum Charges One [Member] | Disability Waiver of Monthly Deductions Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[5]
Optional Benefit Expense, Maximum [Dollars]	$ 0.5992	[5]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0117	[5]
Maximum Charges One [Member] | Additional Charge if Children s Term and Disability Waiver riders are both elected [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.0408
Partial Withdrawal Processing Fee [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Processing Fee
Other Surrender Fees, When Deducted [Text Block]	When you take a partial withdrawal from your Policy.
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Charge One [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Transfer Charge
Other Transaction Fee, When Deducted [Text Block]	When you make a transfer.
Other Transaction Fee, Maximum [Dollars]	$ 10.00
Other Transaction Fee, Current [Dollars]	$ 0.00	[7]
Insurance Cost, When Deducted [Text Block]	Monthly	[2]
Accelerated Death Benefit Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit Rider
Other Transaction Fee, When Deducted [Text Block]	When benefit is exercised.
Name of Benefit [Text Block]	Accelerated Death Benefit Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the death benefit while the insured is living, if the insured has a life expectancy of 12 months or less.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Minimum payment is $10,000.• Maximum payment is the lesser of $250,000 or 50% of the total death benefit amount.• A payment under this rider will reduce your policy’s death benefit.• Requires diagnosis of terminal illness and life expectancy by licensed physician (not the insured, owner, beneficiary, or a relative of any of them).
Benefits Description [Table Text Block]
Accelerated Death Benefit Rider
The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:
•	The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.
•
The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	The Company reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.
The amount you access under this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.
The Accelerated Death Benefit Rider is automatically added to all base Policies with a Specified Amount greater than $50,000. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus 12 months’ worth of interest charges on the accelerated amount. The interest rate will be the greater of (a) the current 90‑day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.
Example: Assume a 45 year old male non-smoker purchases a policy with a $500,000 base coverage (Specified Amount). If at age 75 the insured is diagnosed with a terminal illness (by the definition in the rider), then the insured can access up to $250,000 of the death benefit.

Name of Benefit [Text Block]	Accelerated Death Benefit Rider
First Year Charge For Representative One [Member]
Prospectus:
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For Representative One [Member] | Maximum Charge Two [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly	[2]
Insurance Cost, Maximum [Dollars]	$ 0.1525	[2]
First Year Charge For Representative One [Member] | Current Charge Two [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly	[2]
Insurance Cost, Current [Dollars]	$ 0.0376	[2]
First Year Charge For Representative One [Member] | Accidental Death Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[5]
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
Optional Benefit Expense, Current [Dollars]	$ 0.0592	[5]
Expense Charge One [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Expense charge per $1,000 of Specified Amount	[8]
Expense Charge One [Member] | Maximum Charge Two [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly, for the first 240 months after the policy date	[8]
Insurance Cost, Maximum [Dollars]	$ 2.40	[8]
Insurance Cost, Minimum [Dollars]	$ 0.09	[8]
Expense Charge One [Member] | Current Charge Two [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly, for the first 120 months after the Policy date	[8]
Insurance Cost, Maximum [Dollars]	$ 0.92	[8]
Insurance Cost, Minimum [Dollars]	$ 0.09	[8]
Current Charges One [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly	[2]
Insurance Cost, Maximum [Dollars]	$ 47.9167	[2]
Insurance Cost, Minimum [Dollars]	$ 0.0053	[2]
Current Charges One [Member] | Childrens Term Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.15
Current Charges One [Member] | Disability Waiver of Monthly Deductions Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[5]
Optional Benefit Expense, Maximum [Dollars]	$ 0.3192	[5]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0092	[5]
Current Charges One [Member] | Additional Charge if Children s Term and Disability Waiver riders are both elected [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.0050
Optional Benefit Expense, Minimum [Dollars]	$ 0.0242
First Year Charge For Representative Two [Member]
Prospectus:
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For Representative Two [Member] | Maximum Charge Two [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 0.53
First Year Charge For Representative Two [Member] | Current Charge Two [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Current [Dollars]	$ 0.30
First Year Charge For Representative Two [Member] | Disability Waiver of Monthly Deductions Rider [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For Representative Two [Member] | Disability Waiver of Monthly Deductions Rider [Member] | Maximum Charge1 [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.0508
First Year Charge For Representative Two [Member] | Disability Waiver of Monthly Deductions Rider [Member] | Current Charge1 [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.0275
Per Policy Expense Charge One [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Per Policy Expense Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Per Policy Expense Charge One [Member] | Maximum Charge Two [Member]
Prospectus:
Other Annual Expense, Maximum [Dollars]	$ 10.00
Per Policy Expense Charge One [Member] | Current Charge Two [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 8.00
Policy Years One To Ten [Member] | Current Charge Two [Member]
Prospectus:
Mortality Risk Fees (of Face Amount), Current [Percent]	0.10%
Policy Years Eleven Plus [Member] | Current Charge Two [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.02%
Policy Years Eleven Plus [Member] | Optional Benefit Charges Policy Loans Net Interest Charge [Member] | Maximum Charge Two [Member] | Policy With One To Ten Years [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%	[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%	[10]
Policy With One To Eleven Years [Member] | Optional Benefit Charges Policy Loans Net Interest Charge [Member] | Maximum Charge Two [Member] | Policy With Eleven Plus Years [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%	[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%	[10]

[1]	The percent of premium charge imposed is currently reduced to 6% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
[2]	The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this Prospectus.
[3]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2024 expenses. We have not verified the accuracy of the information provided by Funds.
[4]	Since inception (9/7/2017).
[5]	The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum cost of insurance charge for the Rider applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Riders and Benefits That Are Available? in this Prospectus.
[6]	The maximum amount reflects the charge that may be assessed in the first policy year.
[7]	No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year.
[8]	The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this Prospectus.
[9]	The policy loan account is guaranteed to earn interest at 5.00% during the first ten policy years and 5.50% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.00% and 0.50% thereafter. The policy loan account currently earns interest at 5.00% during the first 10 policy years and 5.75% thereafter. On a current basis, the Net Interest Charge during the first 10 policy years is 1.00% and 0.25% thereafter.
[10]	Net Interest Charge for a Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan account.